September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Index Funds, Inc.
• iShares MSCI EAFE International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.8%
ANZ Group Holdings Ltd.	1,922,659	$ 42,218,765
APA Group	836,873	4,912,982
Aristocrat Leisure Ltd.	361,567	16,738,182
ASX Ltd.	126,726	4,911,483
BHP Group Ltd., Class DI	3,271,104	91,378,937
BlueScope Steel Ltd.	279,920	4,204,644
Brambles Ltd.	881,694	14,466,524
CAR Group Ltd.	240,875	5,858,267
Cochlear Ltd.	41,724	7,689,140
Coles Group Ltd.	864,358	13,304,909
Commonwealth Bank of Australia	1,078,423	119,094,052
Computershare Ltd.	337,926	8,118,957
Evolution Mining Ltd.	1,286,954	9,174,090
Fortescue Ltd.	1,087,666	13,470,143
Glencore PLC	6,585,688	30,331,205
Goodman Group	1,304,580	28,271,557
Insurance Australia Group Ltd.	1,519,188	8,232,075
Lottery Corp. Ltd.	1,431,756	5,559,751
Macquarie Group Ltd.	233,335	33,868,564
Medibank Pvt Ltd.	1,782,453	5,678,532
National Australia Bank Ltd.	1,967,011	57,381,154
Northern Star Resources Ltd.	872,311	13,621,404
Origin Energy Ltd.	1,112,838	9,183,685
Pro Medicus Ltd.	37,001	7,533,242
Qantas Airways Ltd.	479,806	3,466,982
QBE Insurance Group Ltd.	969,861	13,198,117
REA Group Ltd.	34,029	5,203,649
Rio Tinto Ltd.	238,427	19,232,243
Rio Tinto PLC	727,316	47,931,872
Santos Ltd.	2,085,998	9,263,616
Scentre Group	3,338,756	9,005,881
SGH Ltd.	129,670	4,280,390
Sigma Healthcare Ltd.(a)	2,974,598	5,841,529
Sonic Healthcare Ltd.	302,575	4,285,635
South32 Ltd.	2,874,912	5,211,400
Stockland	1,537,465	6,217,837
Suncorp Group Ltd.	695,575	9,326,053
Telstra Group Ltd.	2,594,740	8,272,344
Transurban Group	1,996,468	18,215,479
Vicinity Ltd.	2,459,422	4,097,432
Washington H Soul Pattinson & Co. Ltd.(a)	222,021	5,652,817
Wesfarmers Ltd.	731,283	44,486,362
Westpac Banking Corp.	2,198,674	56,648,479
WiseTech Global Ltd.	129,153	7,721,197
Woodside Energy Group Ltd.	1,219,540	18,416,226
Woolworths Group Ltd.	784,612	13,846,880
		875,024,664
Austria — 0.2%
Erste Group Bank AG	197,751	19,439,429
Mondi PLC	281,190	3,889,441
OMV AG	95,411	5,097,602
Verbund AG	44,989	3,276,686
		31,703,158
Belgium — 0.8%
Ageas SA/NV	96,102	6,665,283
Anheuser-Busch InBev SA	636,990	38,077,149
D’ieteren Group	13,793	2,588,919
Elia Group SA/NV	31,914	3,687,058
Groupe Bruxelles Lambert NV	52,828	4,735,985
Security	Shares	Value
Belgium (continued)
KBC Group NV	147,500	$ 17,676,252
Lotus Bakeries NV	258	2,434,408
Sofina SA	9,751	2,883,128
Syensqo SA	46,799	3,799,525
UCB SA	81,203	22,666,593
		105,214,300
Brazil — 0.0%
Yara International ASA	105,102	3,852,405
Chile — 0.1%
Antofagasta PLC	252,756	9,399,972
China — 0.6%
BOC Hong Kong Holdings Ltd.	2,367,034	11,089,012
Prosus NV	843,181	59,625,569
SITC International Holdings Co. Ltd.	858,000	3,303,244
Wharf Holdings Ltd.	676,426	1,934,893
Wilmar International Ltd.	1,223,683	2,706,172
Yangzijiang Shipbuilding Holdings Ltd.	1,690,600	4,423,051
		83,081,941
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	1,869	3,666,201
AP Moller - Maersk A/S, Class B	2,853	5,608,355
Carlsberg A/S, Class B	60,877	7,085,952
Coloplast A/S, Class B	80,234	6,915,377
Danske Bank A/S	443,015	18,923,191
Demant A/S(b)	55,861	1,944,633
DSV A/S	131,269	26,223,678
Genmab A/S(b)	41,257	12,729,775
Novo Nordisk A/S, Class B	2,071,100	115,322,211
Novonesis Novozymes B, Class B	226,323	13,928,828
Orsted A/S(a)(b)(c)	340,432	5,921,674
Pandora A/S	52,731	6,894,442
ROCKWOOL A/S, B Shares	60,751	2,264,881
Tryg A/S	215,920	5,482,036
Vestas Wind Systems A/S	648,623	12,338,896
		245,250,130
Finland — 1.1%
Elisa OYJ	91,838	4,820,417
Fortum OYJ	290,123	5,506,730
Kesko OYJ, B Shares	176,025	3,746,145
Kone OYJ, Class B	218,307	14,890,531
Metso OYJ	427,369	5,890,977
Neste OYJ	270,764	4,974,951
Nokia OYJ	3,420,567	16,448,815
Nordea Bank Abp	2,017,933	33,222,811
Orion OYJ, Class B	69,511	5,336,602
Sampo OYJ, A Shares	1,555,112	17,879,043
Stora Enso OYJ, Class R	376,093	4,138,870
UPM-Kymmene OYJ	342,811	9,388,437
Wartsila OYJ Abp	323,198	9,694,222
		135,938,551
France — 9.2%
Accor SA	125,398	5,957,710
Aeroports de Paris SA	21,913	2,903,024
Air Liquide SA	372,786	77,672,454
Airbus SE	382,926	89,423,143
Alstom SA(b)	223,658	5,852,333
Amundi SA(c)	39,694	3,154,665
Arkema SA	36,603	2,320,926
AXA SA	1,138,026	54,574,081

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
BioMerieux	26,692	$ 3,582,560
BNP Paribas SA	653,673	59,786,771
Bollore SE	453,486	2,571,779
Bouygues SA	122,589	5,529,214
Bureau Veritas SA	204,582	6,416,785
Capgemini SE	104,551	15,251,631
Carrefour SA	379,601	5,752,764
Cie de Saint-Gobain SA	289,449	31,362,263
Cie Generale des Etablissements Michelin SCA	430,627	15,508,488
Covivio SA/France	35,694	2,405,752
Credit Agricole SA	680,223	13,404,526
Danone SA	417,153	36,347,895
Dassault Aviation SA	12,700	4,278,288
Dassault Systemes SE	430,471	14,481,482
Edenred SE	155,766	3,709,523
Eiffage SA	43,955	5,631,423
Engie SA	1,173,112	25,217,834
EssilorLuxottica SA	194,001	63,196,556
FDJ UNITED, Class A(c)	70,786	2,373,607
Gecina SA	29,191	2,932,518
Getlink SE	193,654	3,570,873
Hermes International SCA	20,410	50,188,999
Ipsen SA	24,256	3,257,006
Kering SA	47,639	15,963,704
Klepierre SA	138,860	5,421,081
Legrand SA	168,437	27,987,687
L’Oreal SA	154,947	67,322,487
LVMH Moet Hennessy Louis Vuitton SE	161,152	99,169,945
Orange SA	1,195,961	19,399,663
Pernod Ricard SA	129,735	12,772,494
Publicis Groupe SA	147,007	14,146,975
Renault SA	124,428	5,116,281
Rexel SA	144,784	4,766,756
Safran SA	232,050	82,347,362
Sartorius Stedim Biotech	18,906	3,852,914
Societe Generale SA	462,629	30,800,129
Sodexo SA	56,358	3,555,865
Teleperformance SE	34,523	2,578,641
Thales SA	59,523	18,816,077
TotalEnergies SE	1,323,063	80,585,934
Unibail-Rodamco-Westfield	77,414	8,152,829
Veolia Environnement SA	404,354	13,789,282
Vinci SA	318,697	44,289,955
		1,179,452,934
Germany — 9.4%
adidas AG, Class N	109,831	23,271,155
Allianz SE, Registered Shares	248,029	104,352,470
BASF SE	573,254	28,642,202
Bayer AG, Class N, Registered Shares	630,997	21,006,629
Bayerische Motoren Werke AG	186,197	18,766,305
Beiersdorf AG	63,967	6,693,255
Brenntag SE, Class N	79,070	4,738,082
Commerzbank AG	496,231	18,788,300
Continental AG	70,954	4,694,034
Covestro AG(b)	114,586	7,843,086
CTS Eventim AG & Co. KGaA	40,434	3,969,588
Daimler Truck Holding AG	305,391	12,628,389
Deutsche Bank AG, Class N, Registered Shares	1,192,730	42,241,461
Deutsche Boerse AG, Class N	121,345	32,495,105
Deutsche Lufthansa AG, Registered Shares	383,116	3,251,579
Security	Shares	Value
Germany (continued)
Deutsche Post AG, Class N	616,594	$ 27,553,956
Deutsche Telekom AG, Class N, Registered Shares	2,249,384	76,635,302
E.ON SE, Class N	1,442,009	27,160,925
Evonik Industries AG	163,443	2,842,125
Fresenius Medical Care AG	142,134	7,510,015
Fresenius SE & Co. KGaA	271,319	15,162,801
GEA Group AG	94,132	6,959,375
Hannover Rueck SE, Class N	38,729	11,686,816
Heidelberg Materials AG	85,953	19,429,313
Henkel AG & Co. KGaA	66,384	4,927,461
Hensoldt AG	40,937	5,331,738
Infineon Technologies AG, Class N	838,774	32,905,243
Knorr-Bremse AG	46,853	4,408,343
LEG Immobilien SE	48,087	3,832,426
Mercedes-Benz Group AG, Class N	463,844	29,236,078
Merck KGaA	83,010	10,770,112
MTU Aero Engines AG, Class N	34,571	15,948,901
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	85,912	54,852,596
Nemetschek SE	37,251	4,861,315
Rational AG	3,311	2,530,195
Rheinmetall AG	29,576	69,183,348
RWE AG	406,095	18,062,578
SAP SE	672,929	180,188,418
Scout24 SE(c)	48,297	6,059,217
Siemens AG, Class N, Registered Shares	489,764	132,225,503
Siemens Energy AG(b)	437,832	51,479,901
Siemens Healthineers AG(c)	217,726	11,793,386
Symrise AG	85,285	7,417,259
Talanx AG(b)	41,569	5,542,288
Vonovia SE	475,656	14,865,111
Zalando SE(b)(c)	144,690	4,440,278
		1,199,183,963
Hong Kong — 1.9%
AIA Group Ltd.	6,868,883	65,831,119
CK Asset Holdings Ltd.	1,243,089	6,020,405
CK Infrastructure Holdings Ltd.	405,344	2,659,401
CLP Holdings Ltd.	1,057,261	8,748,095
Futu Holdings Ltd., ADR	39,231	6,822,663
Hang Seng Bank Ltd.	479,348	7,294,199
Henderson Land Development Co. Ltd.(a)	951,774	3,352,585
HKT Trust & HKT Ltd., Class SS	2,478,417	3,664,387
Hong Kong & China Gas Co. Ltd.	7,207,383	6,254,513
Hong Kong Exchanges & Clearing Ltd.	748,943	42,517,911
Hongkong Land Holdings Ltd.	720,493	4,560,721
Jardine Matheson Holdings Ltd.	104,486	6,593,815
Link REIT	1,676,091	8,611,734
MTR Corp. Ltd.	1,013,533	3,432,414
Power Assets Holdings Ltd.	892,118	5,646,774
Prudential PLC	1,675,888	23,461,934
Sino Land Co. Ltd.	2,371,975	2,998,948
Sun Hung Kai Properties Ltd.	931,088	11,137,252
Swire Pacific Ltd., Class A	236,200	2,001,733
Techtronic Industries Co. Ltd.	941,131	12,030,690
WH Group Ltd.(c)	5,408,607	5,857,257
Wharf Real Estate Investment Co. Ltd.	1,094,245	3,231,090
		242,729,640
Ireland — 0.4%
AerCap Holdings NV	118,238	14,306,798
AIB Group PLC	1,345,970	12,270,858
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	639,684	$ 10,591,455
Kerry Group PLC, Class A	106,173	9,585,054
Kingspan Group PLC	98,597	8,243,790
		54,997,955
Israel — 0.9%
Azrieli Group Ltd.	27,296	2,707,727
Bank Hapoalim BM	805,957	16,382,830
Bank Leumi Le-Israel BM	963,199	18,977,516
Check Point Software Technologies Ltd.(b)	56,223	11,633,101
Elbit Systems Ltd.	17,917	9,115,163
ICL Group Ltd.	497,308	3,105,321
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	789,674	7,801,763
Mizrahi Tefahot Bank Ltd.	99,876	6,562,430
Nice Ltd.(b)	40,624	5,884,957
Nova Ltd.(b)	18,882	6,004,408
Phoenix Financial Ltd.	145,611	5,452,272
Teva Pharmaceutical Industries Ltd., ADR(b)	736,676	14,880,855
Wix.com Ltd.(b)	33,942	6,029,117
		114,537,463
Italy — 3.3%
Banca Mediolanum SpA	141,436	2,840,711
Banca Monte dei Paschi di Siena SpA	1,271,493	11,313,995
Banco BPM SpA	727,163	10,913,628
BPER Banca SpA	940,179	10,456,818
Coca-Cola HBC AG, Class DI	140,573	6,632,034
Davide Campari-Milano NV	395,137	2,498,670
Enel SpA	5,241,342	49,669,788
Eni SpA	1,318,108	23,061,740
Ferrari NV	80,960	39,243,001
FinecoBank Banca Fineco SpA	391,995	8,507,723
Generali	554,409	21,788,290
Infrastrutture Wireless Italiane SpA(c)	176,829	2,077,995
Intesa Sanpaolo SpA	9,178,525	60,754,290
Leonardo SpA	259,936	16,632,440
Moncler SpA	150,268	8,843,778
Nexi SpA(c)	324,178	1,836,561
Poste Italiane SpA(c)	293,725	6,982,150
Prysmian SpA	180,688	17,982,346
Recordati Industria Chimica e Farmaceutica SpA	73,271	4,472,095
Ryanair Holdings PLC	546,073	15,957,580
Snam SpA	1,295,179	7,776,553
Telecom Italia SpA/Milano(b)	7,409,035	3,881,899
Terna - Rete Elettrica Nazionale	905,277	9,187,192
UniCredit SpA	900,425	68,517,916
Unipol Assicurazioni SpA	231,596	4,978,756
		416,807,949
Japan — 21.9%
Advantest Corp.	492,100	48,689,704
Aeon Co. Ltd.	1,430,238	17,360,582
AGC, Inc.	127,248	4,149,852
Aisin Corp.	340,738	5,884,592
Ajinomoto Co., Inc.	581,308	16,665,639
ANA Holdings, Inc.	103,111	1,992,050
Asahi Group Holdings Ltd.	928,106	11,126,994
Asahi Kasei Corp.	792,268	6,227,007
Asics Corp.	424,600	11,110,711
Astellas Pharma, Inc.	1,166,243	12,712,026
Bandai Namco Holdings, Inc.	379,912	12,640,242
Bridgestone Corp.	366,741	16,950,083
Canon, Inc.	599,648	17,499,577
Security	Shares	Value
Japan (continued)
Capcom Co. Ltd.	223,500	$ 6,068,245
Central Japan Railway Co.	494,200	14,168,535
Chiba Bank Ltd.	366,370	3,840,455
Chubu Electric Power Co., Inc.	439,611	6,105,319
Chugai Pharmaceutical Co. Ltd.	431,330	19,122,789
Concordia Financial Group Ltd.	665,270	5,093,343
Dai Nippon Printing Co. Ltd.	254,236	4,323,216
Daifuku Co. Ltd.	207,728	6,648,120
Dai-ichi Life Holdings, Inc.	2,257,900	17,761,015
Daiichi Sankyo Co. Ltd.	1,103,162	24,821,359
Daikin Industries Ltd.	169,468	19,533,234
Daito Trust Construction Co. Ltd.	190,350	4,176,514
Daiwa House Industry Co. Ltd.	360,076	12,932,133
Daiwa Securities Group, Inc.	869,552	7,066,044
Denso Corp.	1,125,560	16,198,703
Disco Corp.	59,177	18,554,376
East Japan Railway Co.	621,432	15,199,496
Eisai Co. Ltd.	167,315	5,652,369
ENEOS Holdings, Inc.	1,753,163	11,103,139
FANUC Corp.	607,355	17,453,530
Fast Retailing Co. Ltd.	123,023	37,363,507
Fuji Electric Co. Ltd.	86,794	5,818,125
FUJIFILM Holdings Corp.	719,024	17,880,895
Fujikura Ltd.	161,500	15,797,431
Fujitsu Ltd.	1,130,740	26,525,262
Hankyu Hanshin Holdings, Inc.	147,863	4,360,340
Hikari Tsushin, Inc.	11,406	3,177,354
Hitachi Ltd.	2,952,465	78,219,850
Honda Motor Co. Ltd.	2,551,905	26,333,935
Hoya Corp.	222,178	30,720,607
Hulic Co. Ltd.	292,867	3,208,164
Idemitsu Kosan Co. Ltd.	530,500	3,629,463
IHI Corp.	657,300	12,241,736
Inpex Corp.	566,100	10,193,007
Isuzu Motors Ltd.	346,082	4,361,797
ITOCHU Corp.	765,973	43,582,609
Japan Airlines Co. Ltd.	92,162	1,855,717
Japan Exchange Group, Inc.	643,472	7,185,633
Japan Post Bank Co. Ltd.	1,157,500	14,173,482
Japan Post Holdings Co. Ltd.	1,149,129	11,405,445
Japan Post Insurance Co. Ltd.	124,800	3,536,961
Japan Tobacco, Inc.	770,741	25,278,023
JFE Holdings, Inc.	367,412	4,508,556
Kajima Corp.	272,777	7,950,039
Kansai Electric Power Co., Inc.	611,051	8,740,371
Kao Corp.	299,907	13,070,257
Kawasaki Heavy Industries Ltd.	97,400	6,428,352
Kawasaki Kisen Kaisha Ltd.	222,400	3,162,275
KDDI Corp.	2,024,050	32,280,615
Keyence Corp.	125,380	46,711,650
Kikkoman Corp.	438,720	3,715,309
Kirin Holdings Co. Ltd.	500,455	7,332,226
Kobe Bussan Co. Ltd.	97,500	2,687,139
Komatsu Ltd.	612,854	21,350,115
Konami Group Corp.	64,499	9,304,752
Kubota Corp.	625,289	7,856,385
Kyocera Corp.	824,600	11,077,420
Kyowa Kirin Co. Ltd.	153,097	2,393,282
Lasertec Corp.	51,500	7,045,453
LY Corp.	1,844,927	5,922,232
M3, Inc.	280,813	4,545,886
Makita Corp.	151,639	4,914,831
Marubeni Corp.	906,664	22,623,265

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
MatsukiyoCocokara & Co.	212,900	$ 4,324,655
MEIJI Holdings Co. Ltd.	152,468	3,161,478
MINEBEA MITSUMI, Inc.	235,708	4,429,138
Mitsubishi Chemical Group Corp.	875,109	5,026,754
Mitsubishi Corp.	2,073,691	49,435,527
Mitsubishi Electric Corp.	1,221,521	31,373,217
Mitsubishi Estate Co. Ltd.	682,882	15,695,245
Mitsubishi HC Capital, Inc.	560,573	4,630,719
Mitsubishi Heavy Industries Ltd.	2,058,550	53,870,385
Mitsubishi UFJ Financial Group, Inc.	7,363,370	118,781,238
Mitsui & Co. Ltd.	1,586,100	39,384,762
Mitsui Fudosan Co. Ltd.	1,697,660	18,480,906
Mitsui OSK Lines Ltd.	220,000	6,679,087
Mizuho Financial Group, Inc.	1,619,951	54,456,033
MonotaRO Co. Ltd.	158,600	2,302,673
MS&AD Insurance Group Holdings, Inc.	826,472	18,716,223
Murata Manufacturing Co. Ltd.	1,071,675	20,344,731
NEC Corp.	835,170	26,733,029
Nexon Co. Ltd.	212,048	4,653,516
NIDEC Corp.	534,640	9,503,154
Nintendo Co. Ltd.	709,020	61,343,867
Nippon Building Fund, Inc.	4,866	4,590,100
Nippon Paint Holdings Co. Ltd.	613,280	4,184,020
Nippon Sanso Holdings Corp.	112,193	3,973,393
Nippon Steel Corp.	3,106,280	12,793,966
Nippon Yusen KK	281,266	9,598,240
Nissan Motor Co. Ltd.(b)	1,448,115	3,521,784
Nissin Foods Holdings Co. Ltd.	123,723	2,330,400
Nitori Holdings Co. Ltd.	259,615	5,019,739
Nitto Denko Corp.	453,930	10,760,286
Nomura Holdings, Inc.	1,934,718	14,178,906
Nomura Research Institute Ltd.	242,663	9,316,327
NTT, Inc.	19,192,500	20,062,314
Obayashi Corp.	418,434	6,867,970
Obic Co. Ltd.	207,970	7,248,460
Olympus Corp.	733,912	9,278,863
Oracle Corp. Japan	24,335	2,484,679
Oriental Land Co. Ltd./Japan	693,920	16,704,777
ORIX Corp.	747,000	19,605,747
Osaka Gas Co. Ltd.	232,808	6,742,973
Otsuka Corp.	144,264	3,011,395
Otsuka Holdings Co. Ltd.	283,655	15,127,524
Pan Pacific International Holdings Corp.	1,223,680	8,056,638
Panasonic Holdings Corp.	1,498,057	16,260,046
Rakuten Group, Inc.(b)	972,700	6,307,631
Recruit Holdings Co. Ltd.	856,694	46,059,153
Renesas Electronics Corp.	1,075,208	12,370,472
Resona Holdings, Inc.	1,334,499	13,608,283
Ryohin Keikaku Co. Ltd.	325,600	6,478,514
Sanrio Co. Ltd.	115,000	5,398,104
SBI Holdings, Inc.	180,097	7,840,964
SCREEN Holdings Co. Ltd.	52,200	4,729,956
SCSK Corp.	99,000	2,963,386
Secom Co. Ltd.	269,714	9,895,104
Sekisui Chemical Co. Ltd.	244,478	4,551,362
Sekisui House Ltd.	383,299	8,717,208
Seven & i Holdings Co. Ltd.	1,421,977	19,080,674
SG Holdings Co. Ltd.	209,304	2,161,980
Shimadzu Corp.	150,663	3,799,343
Shimano, Inc.	48,270	5,394,584
Shin-Etsu Chemical Co. Ltd.	1,087,330	35,603,007
Shionogi & Co. Ltd.	485,663	8,557,310
Security	Shares	Value
Japan (continued)
Shiseido Co. Ltd.	254,078	$ 4,337,203
SMC Corp.	36,841	11,387,260
SoftBank Corp.	18,387,000	27,043,577
SoftBank Group Corp.	613,700	77,436,980
Sompo Holdings, Inc.	572,526	17,699,948
Sony Financial Group, Inc.(b)	3,963,140	4,395,003
Sony Group Corp.	3,963,140	113,927,205
Subaru Corp.	376,746	7,677,819
Sumitomo Corp.	700,040	20,254,250
Sumitomo Electric Industries Ltd.	458,980	13,059,841
Sumitomo Metal Mining Co. Ltd.	158,115	5,090,505
Sumitomo Mitsui Financial Group, Inc.	2,370,181	66,679,965
Sumitomo Mitsui Trust Group, Inc.	411,552	11,944,891
Sumitomo Realty & Development Co. Ltd.	199,249	8,788,751
Suntory Beverage & Food Ltd.	88,140	2,754,720
Suzuki Motor Corp.	1,005,176	14,634,236
Sysmex Corp.	319,866	3,954,298
T&D Holdings, Inc.	314,506	7,687,700
Taisei Corp.	100,010	6,872,412
Takeda Pharmaceutical Co. Ltd.	1,021,808	30,010,900
TDK Corp.	1,248,770	18,083,194
Terumo Corp.	856,112	14,122,864
TIS, Inc.	137,400	4,532,158
Toho Co. Ltd.	72,182	4,640,069
Tokio Marine Holdings, Inc.	1,180,061	49,943,883
Tokyo Electron Ltd.	288,779	51,190,977
Tokyo Gas Co. Ltd.	212,355	7,551,054
Tokyo Metro Co. Ltd.	184,000	2,108,873
Tokyu Corp.	324,065	3,952,106
TOPPAN Holdings, Inc.	155,300	3,979,101
Toray Industries, Inc.	897,814	5,727,844
Toyota Industries Corp.	104,600	11,764,199
Toyota Motor Corp.	6,107,245	117,298,560
Toyota Tsusho Corp.	444,943	12,317,055
Trend Micro, Inc./Japan	80,934	4,429,740
Unicharm Corp.	724,606	4,700,862
West Japan Railway Co.	289,380	6,345,504
Yakult Honsha Co. Ltd.	162,264	2,645,999
Yamaha Motor Co. Ltd.	598,581	4,481,733
Yokogawa Electric Corp.	147,963	4,246,329
Zensho Holdings Co. Ltd.	62,400	4,076,427
ZOZO, Inc.	287,453	2,641,304
		2,804,279,964
Luxembourg — 0.1%
ArcelorMittal SA(b)	301,615	10,881,036
CVC Capital Partners PLC(c)	140,567	2,454,471
Eurofins Scientific SE	76,155	5,553,711
		18,889,218
Macau — 0.1%
Galaxy Entertainment Group Ltd.	1,414,058	7,774,995
Sands China Ltd.	1,548,860	4,303,808
		12,078,803
Mexico — 0.0%
Fresnillo PLC	142,462	4,544,354
Netherlands — 4.4%
ABN AMRO Bank NV(c)	375,787	12,055,077
Adyen NV(b)(c)	16,183	26,039,729
Aegon Ltd.	848,857	6,843,489
Akzo Nobel NV	110,128	7,859,587
Argenx SE(b)	39,218	28,976,215
ASM International NV	30,099	18,154,205
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
ASML Holding NV	253,795	$ 247,497,570
ASR Nederland NV	95,074	6,469,721
BE Semiconductor Industries NV	52,325	7,834,654
Euronext NV(c)	50,402	7,545,760
EXOR NV	60,254	5,897,402
Heineken Holding NV	82,906	5,692,587
Heineken NV	184,979	14,485,530
IMCD NV	37,719	3,909,479
ING Groep NV	1,947,162	51,046,332
JDE Peet’s NV	108,303	3,973,381
Koninklijke Ahold Delhaize NV	586,364	23,726,919
Koninklijke KPN NV	2,497,804	11,988,308
Koninklijke Philips NV	534,482	14,641,637
NN Group NV	172,774	12,183,600
Randstad NV	70,580	3,009,479
Universal Music Group NV	706,657	20,420,590
Wolters Kluwer NV, Class C	153,196	20,911,238
		561,162,489
New Zealand — 0.3%
Auckland International Airport Ltd.	1,042,001	4,763,004
Contact Energy Ltd.	556,207	2,934,669
Fisher & Paykel Healthcare Corp. Ltd.	376,544	8,088,068
Infratil Ltd.	593,887	4,256,504
Meridian Energy Ltd.	854,183	2,758,335
Xero Ltd.(b)	105,098	10,966,461
		33,767,041
Norway — 0.6%
Aker BP ASA	200,935	5,099,598
DNB Bank ASA	575,412	15,683,426
Equinor ASA	539,145	13,147,642
Gjensidige Forsikring ASA	127,566	3,748,739
Kongsberg Gruppen ASA	284,058	9,077,733
Mowi ASA	297,807	6,300,286
Norsk Hydro ASA	906,243	6,161,654
Orkla ASA	454,725	4,754,069
Salmar ASA	43,981	2,351,814
Telenor ASA	397,797	6,600,838
		72,925,799
Poland — 0.0%
InPost SA(b)	144,111	1,774,244
Portugal — 0.2%
Banco Comercial Portugues SA	5,356,920	4,755,575
Banco Espirito Santo SA, Class N, Registered Shares(b)(d)	47,542	1
EDP SA	2,025,539	9,613,137
Galp Energia SGPS SA, Class B	268,630	5,090,472
Jeronimo Martins SGPS SA	180,804	4,401,711
		23,860,896
Singapore — 1.8%
CapitaLand Ascendas REIT(a)	2,441,275	5,282,901
CapitaLand Integrated Commercial Trust	3,764,147	6,684,914
CapitaLand Investment Ltd./Singapore	1,488,130	3,107,886
DBS Group Holdings Ltd.	1,368,069	54,254,573
Genting Singapore Ltd.	3,919,125	2,234,289
Grab Holdings Ltd., Class A(b)	1,530,444	9,213,273
Keppel Ltd.	938,242	6,494,278
Oversea-Chinese Banking Corp. Ltd.	2,174,887	27,728,965
Sea Ltd., Class A, ADR(b)	246,522	44,060,877
Sembcorp Industries Ltd.	583,500	2,726,228
Singapore Airlines Ltd.	970,899	4,908,292
Security	Shares	Value
Singapore (continued)
Singapore Exchange Ltd.	505,926	$ 6,494,768
Singapore Technologies Engineering Ltd.	1,000,779	6,682,729
Singapore Telecommunications Ltd.	4,774,046	15,262,943
STMicroelectronics NV	434,878	12,291,798
United Overseas Bank Ltd.	811,005	21,779,896
		229,208,610
South Africa — 0.2%
Anglo American PLC	718,813	27,104,498
South Korea — 0.0%
Delivery Hero SE(b)(c)	122,034	3,504,126
Spain — 3.4%
Acciona SA	16,263	3,267,864
ACS Actividades de Construccion y Servicios SA	117,235	9,397,340
Aena SME SA(c)	482,450	13,189,850
Amadeus IT Group SA	289,349	23,000,274
Banco Bilbao Vizcaya Argentaria SA	3,701,676	71,329,980
Banco de Sabadell SA	3,473,373	13,557,296
Banco Santander SA	9,592,497	100,666,733
Bankinter SA	434,044	6,861,508
CaixaBank SA	2,534,598	26,770,211
Cellnex Telecom SA(c)	318,283	11,024,506
EDP Renovaveis SA	205,958	2,722,056
Endesa SA	206,870	6,608,652
Grifols SA , Class A	196,844	2,865,876
Iberdrola SA	4,090,282	77,426,333
Industria de Diseno Textil SA	700,623	38,775,172
Redeia Corp. SA	180,542	3,485,848
Repsol SA	748,580	13,311,421
Telefonica SA	2,368,148	12,186,968
		436,447,888
Sweden — 3.0%
AddTech AB, B Shares	167,575	5,451,254
Alfa Laval AB	184,493	8,424,920
Assa Abloy AB, Class B	643,762	22,407,976
Atlas Copco AB, A Shares	1,725,218	29,256,213
Atlas Copco AB, B Shares	1,003,779	15,104,322
Beijer Ref AB, Class B	249,294	3,896,894
Boliden AB(b)	183,947	7,508,411
Epiroc AB, Class A	423,612	8,967,896
Epiroc AB, Class B	247,954	4,690,906
EQT AB	241,103	8,361,796
Essity AB, Class B	386,841	10,111,684
Evolution AB(c)	95,240	7,840,530
Fastighets AB Balder, B shares(b)	456,914	3,274,019
H & M Hennes & Mauritz AB, B Shares	366,485	6,850,958
Hexagon AB, B shares	1,334,823	15,928,645
Holmen AB, B Shares	48,563	1,845,104
Industrivarden AB, C Shares	99,175	3,936,607
Industrivarden AB, Class A	77,758	3,089,134
Indutrade AB	177,445	4,082,568
Investment AB Latour, B Shares	94,384	2,241,094
Investor AB, B Shares	1,111,693	34,800,785
L E Lundbergforetagen AB, B Shares	48,228	2,505,926
Lifco AB, B Shares	150,547	5,097,475
Nibe Industrier AB, B Shares	979,831	3,872,748
Saab AB, Class B	205,107	12,602,230
Sagax AB, Class B	139,805	2,920,740
Sandvik AB	684,823	19,130,792
Securitas AB, B Shares	313,390	4,723,753
Skandinaviska Enskilda Banken AB, Class A	1,019,226	19,984,523
Skanska AB, B Shares	219,120	5,687,452

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
SKF AB, B Shares	218,663	$ 5,438,407
Svenska Cellulosa AB SCA, Class B	389,019	5,149,252
Svenska Handelsbanken AB, A Shares	933,166	12,175,606
Swedbank AB, A Shares	545,303	16,460,347
Swedish Orphan Biovitrum AB(b)	123,858	3,786,118
Tele2 AB, B Shares	352,476	6,012,744
Telefonaktiebolaget LM Ericsson, B Shares	1,784,171	14,783,646
Telia Co. AB	1,518,172	5,791,776
Trelleborg AB, B Shares	130,731	4,887,797
Volvo AB, B Shares	1,020,261	29,340,240
		388,423,288
Switzerland — 7.4%
ABB Ltd., Class N, Registered Shares	1,015,789	73,505,867
Alcon AG	320,950	24,140,199
Avolta AG, Class N	57,209	3,123,822
Baloise Holding AG, Class N, Registered Shares	26,389	6,531,167
Banque Cantonale Vaudoise, Registered Shares	19,123	2,266,028
Barry Callebaut AG, Class N, Registered Shares	2,312	3,184,114
Belimo Holding AG, Registered Shares	6,341	6,668,869
BKW AG	13,713	2,941,149
Chocoladefabriken Lindt & Spruengli AG	612	9,356,673
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	69	10,382,474
Cie Financiere Richemont SA, Class A, Registered Shares	345,281	66,282,315
DSM-Firmenich AG	118,866	10,141,446
EMS-Chemie Holding AG, Registered Shares	4,572	3,248,268
Galderma Group AG	84,039	14,858,115
Geberit AG, Class N, Registered Shares	21,471	16,214,926
Givaudan SA, Class N, Registered Shares	5,931	24,192,783
Helvetia Holding AG, Registered Shares	23,856	5,862,379
Julius Baer Group Ltd., Class N	133,622	9,304,425
Kuehne & Nagel International AG, Registered Shares	30,846	5,772,441
Logitech International SA, Class N, Registered Shares	97,688	10,745,524
Lonza Group AG, Registered Shares	46,390	31,018,133
Nestle SA, Class N, Registered Shares	1,660,378	152,481,202
Novartis AG, Class N, Registered Shares	1,225,170	157,530,310
Partners Group Holding AG	14,577	19,072,701
Sandoz Group AG	268,475	16,012,563
Schindler Holding AG	26,156	9,946,507
Schindler Holding AG, Class N, Registered Shares	14,984	5,421,947
SGS SA, Registered Shares	103,552	10,761,106
SIG Group AG	198,997	2,063,751
Sika AG, Registered Shares	97,920	21,988,789
Sonova Holding AG, Registered Shares	32,553	8,929,487
Straumann Holding AG, Registered Shares	71,830	7,700,574
Swatch Group AG	18,473	3,491,358
Swiss Life Holding AG, Class N, Registered Shares	18,451	19,919,907
Swiss Prime Site AG, Registered Shares	51,092	7,157,418
Swisscom AG, Class N, Registered Shares	16,636	12,091,874
UBS Group AG, Registered Shares	2,045,733	84,107,327
VAT Group AG(c)	17,409	6,949,104
Zurich Insurance Group AG, Class N	94,002	67,191,025
		952,558,067
United Arab Emirates — 0.0%
NMC Health PLC(b)(d)	45,379	1
United Kingdom — 11.2%
3i Group PLC	625,200	34,462,863
Admiral Group PLC	167,225	7,547,397
Security	Shares	Value
United Kingdom (continued)
Ashtead Group PLC	277,456	$ 18,606,566
Associated British Foods PLC	209,674	5,793,566
AstraZeneca PLC	995,943	152,579,457
Auto Trader Group PLC(c)	564,520	5,997,053
Aviva PLC	1,961,500	18,145,419
BAE Systems PLC	1,934,821	53,858,484
Barclays PLC	9,185,642	47,263,059
Barratt Redrow PLC	889,857	4,681,681
British American Tobacco PLC	1,343,374	71,450,405
BT Group PLC	3,816,744	9,819,316
Bunzl PLC	209,624	6,625,625
Centrica PLC	3,201,967	7,190,295
CK Hutchison Holdings Ltd.	1,731,617	11,376,689
Coca-Cola Europacific Partners PLC	147,977	13,378,601
Compass Group PLC	1,090,235	37,161,462
DCC PLC	64,117	4,127,334
Diageo PLC	1,429,260	34,198,854
Entain PLC	389,200	4,599,744
Halma PLC	243,841	11,350,971
Hikma Pharmaceuticals PLC	107,464	2,466,945
HSBC Holdings PLC	11,240,647	158,640,534
Imperial Brands PLC	502,438	21,344,268
Informa PLC	848,111	10,504,944
InterContinental Hotels Group PLC	95,488	11,545,486
International Consolidated Airlines Group SA, Class DI	805,163	4,213,778
Intertek Group PLC	102,001	6,492,758
J Sainsbury PLC	1,118,303	5,028,139
JD Sports Fashion PLC	1,681,620	2,164,829
Kingfisher PLC	1,142,805	4,760,658
Land Securities Group PLC	451,842	3,543,939
Legal & General Group PLC	3,771,698	12,114,366
Lloyds Banking Group PLC	38,631,761	43,715,068
London Stock Exchange Group PLC	306,120	35,106,775
M&G PLC	1,468,594	5,008,353
Marks & Spencer Group PLC	1,317,215	6,462,419
Melrose Industries PLC	815,500	6,713,905
National Grid PLC	3,145,353	45,194,507
NatWest Group PLC	5,188,409	36,647,542
Next PLC	75,066	12,513,784
Pearson PLC	386,171	5,491,764
Phoenix Group Holdings PLC	454,255	3,941,589
Reckitt Benckiser Group PLC	437,953	33,723,230
RELX PLC	1,186,504	56,689,739
Rentokil Initial PLC	1,621,476	8,213,978
Rolls-Royce Holdings PLC	5,445,193	87,527,353
Sage Group PLC	637,043	9,450,207
Schroders PLC	477,628	2,423,738
Segro PLC	820,975	7,254,167
Severn Trent PLC	173,005	6,032,083
Smith & Nephew PLC	536,259	9,726,307
Smiths Group PLC	215,579	6,834,962
Spirax Group PLC	47,042	4,331,808
SSE PLC	711,876	16,697,542
Standard Chartered PLC	1,296,594	25,163,703
Tesco PLC	4,321,582	25,902,193
Unilever PLC	1,579,991	93,391,040
United Utilities Group PLC	438,707	6,777,456
Vodafone Group PLC	12,811,219	14,898,179
Whitbread PLC	113,444	4,921,897
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Wise PLC, Class A(b)	429,312	$ 5,984,736
WPP PLC	683,797	3,408,528
		1,433,184,037
United States — 6.9%
Amrize Ltd.(b)	334,767	16,368,702
BP PLC	10,287,637	59,067,999
CSL Ltd.	312,039	41,047,538
CyberArk Software Ltd.(b)	30,182	14,582,433
Experian PLC	589,737	29,620,810
Ferrovial SE	328,010	18,840,987
GSK PLC	2,643,817	56,767,937
Haleon PLC	5,796,385	26,084,762
Holcim AG	334,767	28,563,823
James Hardie Industries PLC(b)	371,623	6,897,089
Monday.com Ltd.(b)	25,865	5,009,792
QIAGEN NV	138,830	6,192,306
Roche Holding AG	473,482	157,931,329
Sanofi SA	713,072	67,523,610
Schneider Electric SE	353,317	99,448,941
Shell PLC	3,797,394	135,342,891
Spotify Technology SA(b)	98,610	68,829,780
Stellantis NV	1,296,394	12,032,566
Swiss Re AG	193,728	35,980,499
Tenaris SA	262,929	4,711,191
		890,844,985
Total Common Stocks — 98.1% (Cost: $7,702,598,182)		12,591,733,333
Preferred Securities
Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	35,279	3,286,138
Dr. Ing hc F Porsche AG(a)(c)	72,928	3,535,778
Henkel AG & Co. KGaA	108,990	8,794,002
Porsche Automobil Holding SE	97,568	3,844,928
Sartorius AG	16,889	3,948,252
Volkswagen AG	132,531	14,364,993
		37,774,091
Total Preferred Securities — 0.3% (Cost: $45,377,395)		37,774,091
Security	Shares	Value
Rights
Belgium — 0.0%
Sofina SA, (Expires 10/16/25, Strike Price EUR 223.00)(b)	7,065	$ 15,760
Total Rights — 0.0% (Cost: $ — )		15,760
Total Long-Term Investments — 98.4% (Cost: $7,747,975,577)		12,629,523,184
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	17,611,746	17,620,552
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(e)(f)	28,398,884	28,398,884
Total Short-Term Securities — 0.4% (Cost: $46,019,459)		46,019,436
Total Investments — 98.8% (Cost: $7,793,995,036)		12,675,542,620
Other Assets Less Liabilities — 1.2%		152,539,596
Net Assets — 100.0%		$ 12,828,082,216

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 32,246,301	$ —	$ (14,627,519)(a)	$ (1,406)	$ 3,176	$ 17,620,552	17,611,746	$ 93,855 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	34,615,049	—	(6,216,165)(a)	—	—	28,398,884	28,398,884	619,844	—
				$ (1,406)	$ 3,176	$ 46,019,436		$ 713,699	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	197	12/11/25	$ 29,861	$ 278,810
SPI 200 Index	155	12/18/25	22,751	65,420
Euro Stoxx 50 Index	1,102	12/19/25	71,690	1,035,958
FTSE 100 Index	337	12/19/25	42,825	587,888
				$ 1,968,076
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 875,024,664	$ —	$ 875,024,664
Austria	—	31,703,158	—	31,703,158
Belgium	—	105,214,300	—	105,214,300
Brazil	—	3,852,405	—	3,852,405
Chile	—	9,399,972	—	9,399,972
China	5,238,137	77,843,804	—	83,081,941
Denmark	—	245,250,130	—	245,250,130
Finland	—	135,938,551	—	135,938,551
France	—	1,179,452,934	—	1,179,452,934
Germany	7,843,086	1,191,340,877	—	1,199,183,963
Hong Kong	13,385,117	229,344,523	—	242,729,640
Ireland	14,306,798	40,691,157	—	54,997,955
Israel	32,543,073	81,994,390	—	114,537,463
Italy	—	416,807,949	—	416,807,949
Japan	18,010,620	2,786,269,344	—	2,804,279,964
Luxembourg	—	18,889,218	—	18,889,218
Macau	—	12,078,803	—	12,078,803
Mexico	—	4,544,354	—	4,544,354
Netherlands	—	561,162,489	—	561,162,489
New Zealand	10,846,403	22,920,638	—	33,767,041
Norway	—	72,925,799	—	72,925,799
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Poland	$ —	$ 1,774,244	$ —	$ 1,774,244
Portugal	—	23,860,895	1	23,860,896
Singapore	53,274,150	175,934,460	—	229,208,610
South Africa	—	27,104,498	—	27,104,498
South Korea	—	3,504,126	—	3,504,126
Spain	6,608,652	429,839,236	—	436,447,888
Sweden	—	388,423,288	—	388,423,288
Switzerland	—	952,558,067	—	952,558,067
United Arab Emirates	—	—	1	1
United Kingdom	13,378,601	1,419,805,436	—	1,433,184,037
United States	88,422,005	802,422,980	—	890,844,985
Preferred Securities
Preferred Stocks	—	37,774,091	—	37,774,091
Rights	15,760	—	—	15,760
Short-Term Securities
Money Market Funds	46,019,436	—	—	46,019,436
	$ 309,891,838	$ 12,365,650,780	$ 2	$ 12,675,542,620
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,101,378	$ 866,698	$ —	$ 1,968,076

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
FTSE	Financial Times Stock Exchange
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions